Quarterly Holdings Report
for
Fidelity® Fund
September 30, 2024
FID-NPRT1-1124
1.808776.120
Common Stocks - 97.2%
	Shares	Value ($)
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	4,900	883,618
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	405,500	24,765,648
CANADA - 1.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,500	10,752,904
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd	1,368,700	45,449,604
Cenovus Energy Inc (United States)	852,700	14,265,671
		59,715,275
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	53,000	2,086,610
Materials - 0.3%
Metals & Mining - 0.3%
Franco-Nevada Corp	192,700	23,934,154
TOTAL CANADA		96,488,943
CHINA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (a)	41,600	5,608,096
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	44,777	10,746,928
TOTAL CHINA		16,355,024
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	16,600	12,730,143
INDIA - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Zomato Ltd (a)	2,454,700	8,007,275
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	232,600	8,198,642
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd ADR	604,500	37,817,520
TOTAL INDIA		54,023,437
ITALY - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	121,376	13,071,863
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	246,500	11,136,870
TOTAL ITALY		24,208,733
JAPAN - 0.4%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	814,600	21,601,024
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	296,600	12,395,032
TOTAL JAPAN		33,996,056
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	1,289,820	60,140,358
NETHERLANDS - 1.0%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (a)	66,000	35,777,280
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV (a)	76,400	12,867,257
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	13,800	9,054,050
ASML Holding NV	36,200	30,113,355
		39,167,405
TOTAL NETHERLANDS		87,811,942
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	580,200	100,763,334
UNITED KINGDOM - 0.7%
Financials - 0.0%
Insurance - 0.0%
Hiscox Ltd	359,977	5,515,368
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	244,000	38,011,891
Industrials - 0.2%
Professional Services - 0.2%
RELX PLC	275,600	13,012,819
TOTAL UNITED KINGDOM		56,540,078
UNITED STATES - 90.4%
Communication Services - 14.9%
Entertainment - 1.5%
Netflix Inc (a)	174,500	123,767,615
Interactive Media & Services - 13.0%
Alphabet Inc Class A	3,961,270	656,976,630
Meta Platforms Inc Class A	757,601	433,681,116
		1,090,657,746
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	172,800	35,659,008
TOTAL COMMUNICATION SERVICES		1,250,084,369

Consumer Discretionary - 12.4%
Broadline Retail - 4.9%
Amazon.com Inc (a)	2,194,430	408,888,142
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill Inc	809,300	46,631,866
Hilton Worldwide Holdings Inc	376,400	86,760,200
		133,392,066
Household Durables - 1.2%
DR Horton Inc	190,800	36,398,916
PulteGroup Inc	418,500	60,067,305
		96,466,221
Specialty Retail - 3.9%
Floor & Decor Holdings Inc Class A (a)	132,900	16,502,193
Home Depot Inc/The	110,900	44,936,680
Lowe's Cos Inc	395,500	107,121,175
Murphy USA Inc	89,001	43,865,923
O'Reilly Automotive Inc (a)	33,000	38,002,800
TJX Cos Inc/The	573,900	67,456,206
Ulta Beauty Inc (a)	20,700	8,054,784
		325,939,761
Textiles, Apparel & Luxury Goods - 0.8%
Crocs Inc (a)	410,000	59,372,100
Samsonite International SA (b)(c)	4,979,700	13,708,211
		73,080,311
TOTAL CONSUMER DISCRETIONARY		1,037,766,501

Consumer Staples - 1.4%
Beverages - 1.2%
Coca-Cola Co/The	1,373,000	98,663,780
Household Products - 0.2%
Procter & Gamble Co/The	92,100	15,951,720
TOTAL CONSUMER STAPLES		114,615,500

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (a)	599,200	17,167,080
Cheniere Energy Inc	240,700	43,287,488
Exxon Mobil Corp	1,054,200	123,573,324
		184,027,892
Financials - 8.8%
Banks - 3.0%
Bank of America Corp	1,642,800	65,186,304
Wells Fargo & Co	3,283,600	185,490,564
		250,676,868
Capital Markets - 0.3%
MSCI Inc	44,659	26,033,071
Financial Services - 3.6%
Apollo Global Management Inc	373,500	46,653,885
Fiserv Inc (a)	157,200	28,240,980
Mastercard Inc Class A	466,000	230,110,800
		305,005,665
Insurance - 1.9%
Arthur J Gallagher & Co	254,200	71,524,254
Chubb Ltd	288,900	83,315,871
		154,840,125
TOTAL FINANCIALS		736,555,729

Health Care - 11.9%
Biotechnology - 2.2%
Alnylam Pharmaceuticals Inc (a)	102,700	28,245,581
Celldex Therapeutics Inc (a)	40,000	1,359,600
Cytokinetics Inc (a)	46,700	2,465,760
Dyne Therapeutics Inc (a)	107,713	3,869,051
Keros Therapeutics Inc (a)	25,000	1,451,750
Legend Biotech Corp ADR (a)	188,748	9,197,690
Regeneron Pharmaceuticals Inc (a)	101,400	106,595,736
Vertex Pharmaceuticals Inc (a)	70,742	32,900,689
		186,085,857
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	1,163,800	97,526,440
TransMedics Group Inc (a)	90,300	14,177,100
		111,703,540
Health Care Providers & Services - 2.8%
Cencora Inc	47,221	10,628,503
Cigna Group/The	125,200	43,374,288
HCA Healthcare Inc	54,700	22,231,721
UnitedHealth Group Inc	271,900	158,974,492
		235,209,004
Health Care Technology - 0.6%
Doximity Inc Class A (a)	1,245,172	54,252,144
Life Sciences Tools & Services - 1.7%
Danaher Corp	207,900	57,800,358
Thermo Fisher Scientific Inc	135,800	84,001,806
		141,802,164
Pharmaceuticals - 3.3%
Eli Lilly & Co	279,200	247,354,448
Merck & Co Inc	152,400	17,306,544
		264,660,992
TOTAL HEALTH CARE		993,713,701

Industrials - 7.4%
Aerospace & Defense - 1.4%
BWX Technologies Inc	46,800	5,087,160
Howmet Aerospace Inc	330,300	33,112,575
TransDigm Group Inc	56,200	80,204,706
		118,404,441
Building Products - 1.3%
Builders FirstSource Inc (a)	245,900	47,670,174
Trane Technologies PLC	151,400	58,853,722
		106,523,896
Construction & Engineering - 0.9%
Bowman Consulting Group Ltd (a)	6,460	155,557
EMCOR Group Inc	58,680	25,263,500
Quanta Services Inc	169,754	50,612,155
		76,031,212
Electrical Equipment - 1.0%
Eaton Corp PLC	123,100	40,800,264
GE Vernova Inc	82,400	21,010,352
Vertiv Holdings Co Class A	236,600	23,539,334
		85,349,950
Ground Transportation - 0.5%
Uber Technologies Inc (a)	539,600	40,556,336
Machinery - 1.6%
Chart Industries Inc (a)(d)	179,400	22,270,716
Parker-Hannifin Corp	152,100	96,099,823
Westinghouse Air Brake Technologies Corp	80,800	14,687,016
		133,057,555
Professional Services - 0.2%
CACI International Inc (a)	42,200	21,292,432
KBR Inc	3,917	255,114
		21,547,546
Trading Companies & Distributors - 0.5%
WW Grainger Inc	36,300	37,708,803
TOTAL INDUSTRIALS		619,179,739

Information Technology - 28.5%
IT Services - 0.3%
Gartner Inc (a)	43,800	22,196,088
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices Inc	346,000	56,771,680
Aehr Test Systems (a)	100,000	1,285,000
Applied Materials Inc	259,500	52,431,975
ARM Holdings PLC ADR (d)	32,600	4,662,126
Astera Labs Inc (a)	45,500	2,383,745
Lam Research Corp	43,200	35,254,656
Marvell Technology Inc	85,900	6,195,108
Monolithic Power Systems Inc	22,100	20,431,450
NVIDIA Corp	5,088,000	617,886,720
		797,302,460
Software - 13.2%
Adobe Inc (a)	277,000	143,425,060
Agilysys Inc (a)	39,200	4,271,624
Cadence Design Systems Inc (a)	237,600	64,396,728
Intuit Inc	51,700	32,105,700
Microsoft Corp	1,823,140	784,497,142
OpenAI Global LLC rights (a)(e)(f)	2,486,039	2,486,039
Salesforce Inc	258,200	70,671,922
		1,101,854,215
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	1,966,600	458,217,800
TOTAL INFORMATION TECHNOLOGY		2,379,570,563

Materials - 1.6%
Chemicals - 0.7%
Corteva Inc	462,800	27,208,012
Sherwin-Williams Co/The	86,500	33,014,455
		60,222,467
Construction Materials - 0.2%
Martin Marietta Materials Inc	33,500	18,031,375
Metals & Mining - 0.7%
ATI Inc (a)	33,000	2,208,030
Freeport-McMoRan Inc	1,050,700	52,450,944
		54,658,974
TOTAL MATERIALS		132,912,816

Utilities - 1.3%
Electric Utilities - 0.6%
Constellation Energy Corp	195,600	50,859,912
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	487,400	57,776,396
TOTAL UTILITIES		108,636,308

TOTAL UNITED STATES		7,557,063,118
TOTAL COMMON STOCKS (Cost $4,731,067,374)		8,125,770,432

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.89	382,036,688	382,113,095
Fidelity Securities Lending Cash Central Fund (h)(i)	4.89	23,868,988	23,871,375
TOTAL MONEY MARKET FUNDS (Cost $405,983,941)			405,984,470

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,137,051,315)	8,531,754,902
NET OTHER ASSETS (LIABILITIES) - (2.0)% (g)	(168,133,619)
NET ASSETS - 100.0%	8,363,621,283

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	285	Dec 2024	82,853,063	312,375	312,375

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,708,211 or 0.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,708,211 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,486,039 or 0.0% of net assets.

(f)	Level 3 security
(g)	Includes $6,175,800 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	9/30/24	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	76,967,087	2,595,150,877	2,290,004,869	1,650,303	1,298	(1,298)	382,113,095	0.8%
Fidelity Securities Lending Cash Central Fund	9,384,150	29,595,074	15,107,849	2,167	-	-	23,871,375	0.1%
Total	86,351,237	2,624,745,951	2,305,112,718	1,652,470	1,298	(1,298)	405,984,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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